PLEDGED ASSETS	12 Months Ended
Dec. 31, 2016
Financial Instruments Owned And Pledged As Collateral [Abstract]
PLEDGED ASSETS

NOTE 19: PLEDGED ASSETS

At December 31, 2015 and 2016, the Group pledged mainly for funding purposes with the Eurosystem, the European Investment Bank, other central banks and financial institutions, the amount of EUR 30,276 million and EUR 23,318 million, respectively. The corresponding liabilities are presented in Note 20 within interbank interest bearing deposits.

The pledged amounts as at December 31, 2016 relate to the following instruments:

  Trading and available-for-sale debt securities of EUR 10,603 million;
  Loans amounting to EUR 9,304 million; and
  Covered bonds of a nominal value of EUR 2,200 million backed with mortgage loans of a total value of EUR 3,411 million.

In addition to the pledged items presented above, as at December 31, 2016, the Group has pledged Hellenic Republic Treasury bills of EUR 340 million for trade finance purposes.